BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2022
Security
Shares
Shares Value
Common Stocks
Building Products — 0.0%
AZEK Co., Inc. (The)
(a)
............... 17 $ 283
Chemicals — 0.1%
Diversey Holdings Ltd.
(a)
.............. 2,327 11,309
Element Solutions, Inc. ............... 922 15,001
26,310
Electrical Equipment — 0.1%
Ardagh Metal Packaging SA, (Acquired
08/02/21, cost $25,124)
(a)(b)
.......... 2,555 11,881
IT Services — 0.0%
(a)
Block, Inc., Class A ................. 58 3,189
Twilio , Inc., Class A ................. 29 2,005
5,194
Life Sciences Tools & Services — 0.1%
Syneos Health, Inc.
(a)
................ 350 16,503
Media — 0.0%
Clear Channel Outdoor Holdings, Inc.
(a)
.... 3,730 5,110
Metals & Mining — 0.1%
Constellium SE, Class A
(a)
............. 1,837 18,627
Oil, Gas & Consumable Fuels — 0.3%
Cheniere Energy, Inc. ................ 78 12,941
Chesapeake Energy Corp. ............ 330 31,089
Energy Transfer LP ................. 1,139 12,563
56,593
Road & Rail — 0.0%
Uber Technologies, Inc.
(a)
............. 201 5,327
Software — 0.1%
Informatica , Inc., Class A
(a)
............ 702 14,089
Total Common Stocks — 0.8%
(Cost: $201,955) ................................ 159,917
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 3.5%
Bombardier, Inc.
(c)
7.50%, 03/15/25 ................. USD 2 1,945
7.13%, 06/15/26 ................. 99 90,800
7.88%, 04/15/27 ................. 42 38,640
6.00%, 02/15/28 ................. 35 29,283
BWX Technologies, Inc.
(c)
4.13%, 06/30/28 ................. 10 8,734
4.13%, 04/15/29 ................. 19 16,435
Maxar Technologies, Inc., 7.75%, 06/15/27
(c)
6 5,639
Spirit AeroSystems , Inc.
(c)
5.50%, 01/15/25 ................. 14 13,230
7.50%, 04/15/25 ................. 2 1,885
TransDigm , Inc.
8.00%, 12/15/25
(c)
................ 26 26,369
6.25%, 03/15/26
(c)
................ 334 323,980
6.38%, 06/15/26 ................. 5 4,724
7.50%, 03/15/27 ................. 10 9,520
5.50%, 11/15/27 ................. 17 14,785
4.63%, 01/15/29 ................. 15 12,075
4.88%, 05/01/29 ................. 25 20,208
Triumph Group, Inc., 8.88%, 06/01/24
(c)
... 37 36,552
654,804
Security
Par (000)
Par (000) Value
Airlines — 2.3%
Air Canada, 3.88%, 08/15/26
(c)
......... USD 41 $ 35,209
Allegiant Travel Co., 7.25%, 08/15/27
(c)
.... 8 7,540
American Airlines, Inc.
(c)
11.75%, 07/15/25 ................ 69 72,059
5.50%, 04/20/26 ................. 40 37,567
5.75%, 04/20/29 ................. 67 58,246
Delta Air Lines, Inc.
(c)
7.00%, 05/01/25 ................. 13 13,084
4.75%, 10/20/28 ................. 5 4,614
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(c)
............... 21 18,522
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(c)
51 50,211
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(c)
3 3,389
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 01/15/26 4 3,717
Series 2020-1, Class A, 5.88%, 10/15/27 38 36,321
United Airlines, Inc.
(c)
4.38%, 04/15/26 ................. 30 26,775
4.63%, 04/15/29 ................. 73 60,403
427,657
Auto Components — 2.1%
Allison Transmission, Inc., 5.88%, 06/01/29
(c)
11 9,955
Clarios Global LP
(c)
6.75%, 05/15/25 ................. 20 19,585
6.25%, 05/15/26 ................. 76 72,580
8.50%, 05/15/27 ................. 184 175,626
Dealer Tire LLC, 8.00%, 02/01/28
(c)
...... 13 11,440
Dornoch Debt Merger Sub, Inc., 6.63%,
10/15/29
(c)
.................... 9 6,489
Goodyear Tire & Rubber Co. (The)
9.50%, 05/31/25 ................. 17 17,637
5.00%, 07/15/29 ................. 11 8,980
5.63%, 04/30/33 ................. 2 1,603
Icahn Enterprises LP
4.75%, 09/15/24 ................. 13 12,162
6.25%, 05/15/26 ................. 7 6,542
5.25%, 05/15/27 ................. 40 35,020
4.38%, 02/01/29 ................. 21 16,903
394,522
Automobiles — 0.4%
Ford Motor Co.
4.35%, 12/08/26 ................. 5 4,589
3.25%, 02/12/32 ................. 46 33,135
6.10%, 08/19/32 ................. 13 11,461
4.75%, 01/15/43 ................. 9 5,963
5.29%, 12/08/46 ................. 10 7,050
Thor Industries, Inc., 4.00%, 10/15/29
(c)
... 7 5,261
Winnebago Industries, Inc., 6.25%, 07/15/28
(c)
6 5,550
73,009
Banks — 0.1%
Banco Espirito Santo SA, 4.75%, 01/15/18
(a)(d)(e)
EUR 100 11,761
JPMorgan Chase & Co., (SOFR + 2.58%),
5.72%, 09/14/33
(f)
............... USD 13 12,293
24,054
Building Products — 1.1%
(c)
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 ................. 20 18,393
6.38%, 06/15/30 ................. 31 30,034
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28 ..................... 14 11,539
JELD-WEN, Inc., 6.25%, 05/15/25 ...... 13 12,220
Masonite International Corp.
5.38%, 02/01/28 ................. 8 7,076

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Building Products (continued)
3.50%, 02/15/30 ................. USD 17 $ 12,997
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/28 ................. 7 5,786
9.75%, 07/15/28 ................. 7 5,904
SRM Escrow Issuer LLC, 6.00%, 11/01/28 .. 55 44,701
Standard Industries, Inc.
4.75%, 01/15/28 ................. 2 1,690
4.38%, 07/15/30 ................. 45 34,425
3.38%, 01/15/31 ................. 19 13,362
Summit Materials LLC, 5.25%, 01/15/29 ... 16 14,080
212,207
Capital Markets — 0.5%
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(c)
.................... 10 9,400
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29
(c)
9 7,532
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(c)
............... 19 14,910
MSCI, Inc.
(c)
3.63%, 09/01/30 ................. 14 11,519
3.63%, 11/01/31 ................. 11 8,826
3.25%, 08/15/33 ................. 14 10,811
OWL Rock Core Income Corp.
5.50%, 03/21/25 ................. 11 10,349
7.75%, 09/16/27
(c)
................ 14 13,787
87,134
Chemicals — 2.5%
Ashland LLC, 3.38%, 09/01/31
(c)
........ 23 17,777
Avient Corp., 7.13%, 08/01/30
(c)
........ 11 10,152
Celanese US Holdings LLC, 6.17%, 07/15/27 15 14,196
Chemours Co. (The), 5.75%, 11/15/28
(c)
... 10 8,179
Diamond BC BV, 4.63%, 10/01/29
(c)
...... 63 43,837
Element Solutions, Inc., 3.88%, 09/01/28
(c)
. 145 116,754
EverArc Escrow SARL, 5.00%, 10/30/29
(c)
.. 43 34,712
Gates Global LLC, 6.25%, 01/15/26
(c)
..... 32 29,440
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(c)
.................... 27 27,371
HB Fuller Co., 4.25%, 10/15/28 ........ 10 8,414
Illuminate Buyer LLC, 9.00%, 07/01/28
(c)
... 24 19,920
Ingevity Corp., 3.88%, 11/01/28
(c)
....... 9 7,441
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(c)(f)
20 15,800
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(c)
.. 9 6,750
Minerals Technologies, Inc., 5.00%, 07/01/28
(c)
20 17,407
NOVA Chemicals Corp., 4.88%, 06/01/24
(c)
. 4 3,758
Scotts Miracle- Gro Co. (The)
4.00%, 04/01/31 ................. 8 5,632
4.38%, 02/01/32 ................. 3 2,134
WR Grace Holdings LLC, 5.63%, 08/15/29
(c)
101 75,750
465,424
Commercial Services & Supplies — 3.7%
ADT Security Corp. (The)
(c)
4.13%, 08/01/29 ................. 2 1,660
4.88%, 07/15/32 ................. 2 1,613
Allied Universal Holdco LLC
(c)
9.75%, 07/15/27 ................. 124 101,926
4.63%, 06/01/28 ................. 200 154,064
APi Group DE, Inc.
(c)
4.13%, 07/15/29 ................. 14 11,095
4.75%, 10/15/29 ................. 8 6,629
APX Group, Inc.
(c)
6.75%, 02/15/27 ................. 20 18,683
5.75%, 07/15/29 ................. 22 17,393
Aramark Services, Inc.
(c)
5.00%, 04/01/25 ................. 2 1,910
6.38%, 05/01/25 ................. 17 16,660
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
5.00%, 02/01/28 ................. USD 35 $ 31,175
Brink's Co. (The), 5.50%, 07/15/25
(c)
..... 4 3,786
Clean Harbors, Inc.
(c)
4.88%, 07/15/27 ................. 2 1,823
5.13%, 07/15/29 ................. 11 10,128
Covanta Holding Corp.
4.88%, 12/01/29
(c)
................ 7 5,658
5.00%, 09/01/30 ................. 14 10,972
Garda World Security Corp., 4.63%, 02/15/27
(c)
14 12,005
GFL Environmental, Inc.
(c)
4.25%, 06/01/25 ................. 8 7,503
3.75%, 08/01/25 ................. 6 5,490
5.13%, 12/15/26 ................. 43 40,044
4.00%, 08/01/28 ................. 38 31,672
3.50%, 09/01/28 ................. 3 2,530
4.75%, 06/15/29 ................. 23 19,377
4.38%, 08/15/29 ................. 13 10,839
IAA, Inc., 5.50%, 06/15/27
(c)
.......... 11 10,037
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(c)
.................... 9 7,707
Madison IAQ LLC, 5.88%, 06/30/29
(c)
..... 22 15,324
Nielsen Finance LLC
(c)
5.63%, 10/01/28 ................. 11 10,918
5.88%, 10/01/30 ................. 20 19,917
Prime Security Services Borrower LLC
(c)
5.75%, 04/15/26 ................. 27 25,405
6.25%, 01/15/28 ................. 29 24,748
Stericycle, Inc., 3.88%, 01/15/29
(c)
....... 13 10,766
Waste Pro USA, Inc., 5.50%, 02/15/26
(c)
... 49 43,048
692,505
Communications Equipment — 0.9%
Avaya, Inc., 6.13%, 09/15/28
(c)
......... 52 25,870
Ciena Corp., 4.00%, 01/31/30
(c)
........ 8 6,680
CommScope Technologies LLC, 6.00%,
06/15/25
(c)
.................... 42 37,315
CommScope , Inc.
(c)
6.00%, 03/01/26 ................. 3 2,762
8.25%, 03/01/27 ................. 3 2,479
7.13%, 07/01/28 ................. 9 6,947
4.75%, 09/01/29 ................. 30 24,470
Nokia OYJ, 6.63%, 05/15/39 .......... 8 7,416
Viasat , Inc.
(c)
5.63%, 09/15/25 ................. 19 14,750
6.50%, 07/15/28 ................. 18 11,970
Viavi Solutions, Inc., 3.75%, 10/01/29
(c)
... 26 20,802
161,461
Construction & Engineering — 0.2%
(c)
Arcosa, Inc., 4.38%, 04/15/29 ......... 28 23,800
Dycom Industries, Inc., 4.50%, 04/15/29 ... 9 7,584
MasTec, Inc., 4.50%, 08/15/28 ......... 15 13,093
44,477
Consumer Finance — 2.0%
American Express Co., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 2.85%), 3.55%
(f)(g)
.............. 60 46,241
Ford Motor Credit Co. LLC, 4.39%, 01/08/26 200 181,021
Global Aircraft Leasing Co. Ltd.
(c)(h)
6.50%, (6.50% Cash or 7.25% PIK),
09/15/24 .................... 21 15,580
Series 2021, 6.50%, (6.50% Cash or 7.25%
PIK), 09/15/24
(f)
................ 15 10,916
Navient Corp.
7.25%, 09/25/23 ................. 4 3,984
6.13%, 03/25/24 ................. 6 5,843

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
5.88%, 10/25/24 ................. USD 2 $ 1,895
5.50%, 03/15/29 ................. 41 31,166
OneMain Finance Corp.
6.88%, 03/15/25 ................. 10 9,398
7.13%, 03/15/26 ................. 14 12,620
3.50%, 01/15/27 ................. 7 5,453
6.63%, 01/15/28 ................. 18 15,444
4.00%, 09/15/30 ................. 21 14,736
SLM Corp., 3.13%, 11/02/26 .......... 14 11,589
VistaJet Malta Finance plc, 6.38%, 02/01/30
(c)
12 9,810
375,696
Containers & Packaging — 2.7%
Ardagh Metal Packaging Finance USA LLC,
4.00%, 09/01/29
(c)
............... 200 146,471
Ball Corp.
2.88%, 08/15/30 ................. 3 2,302
3.13%, 09/15/31 ................. 42 31,658
Clydesdale Acquisition Holdings, Inc.
(c)
6.63%, 04/15/29 ................. 49 44,587
8.75%, 04/15/30 ................. 40 33,081
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 4 4,000
Graphic Packaging International LLC, 4.75%,
07/15/27
(c)
.................... 9 8,240
LABL, Inc., 5.88%, 11/01/28
(c)
......... 20 16,198
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(c)
............... 21 19,950
Sealed Air Corp., 4.00%, 12/01/27
(c)
..... 24 20,768
Silgan Holdings, Inc., 4.13%, 02/01/28 .... 5 4,435
Trivium Packaging Finance BV, 8.50%,
08/15/27
(c)(i)
................... 200 176,562
508,252
Distributors — 0.1%
(c)
American Builders & Contractors Supply Co.,
Inc.
4.00%, 01/15/28 ................. 13 11,372
3.88%, 11/15/29 ................. 4 3,133
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 9 7,804
Resideo Funding, Inc., 4.00%, 09/01/29 ... 5 4,030
26,339
Diversified Consumer Services — 0.3%
Graham Holdings Co., 5.75%, 06/01/26
(c)
.. 3 2,909
Metis Merger Sub LLC, 6.50%, 05/15/29
(c)
.. 18 14,040
Service Corp. International
5.13%, 06/01/29 ................. 2 1,818
4.00%, 05/15/31 ................. 43 34,580
53,347
Diversified Financial Services — 1.3%
(c)
MPH Acquisition Holdings LLC, 5.50%,
09/01/28 ..................... 16 13,207
Sabre GLBL, Inc.
9.25%, 04/15/25 ................. 14 13,404
7.38%, 09/01/25 ................. 21 18,808
Shift4 Payments LLC, 4.63%, 11/01/26 .... 51 46,506
Verscend Escrow Corp., 9.75%, 08/15/26 .. 165 159,225
251,150
Diversified Telecommunication Services — 6.5%
Altice France Holding SA, 10.50%, 05/15/27
(c)
200 156,651
CCO Holdings LLC
5.38%, 06/01/29
(c)
................ 22 19,257
6.38%, 09/01/29
(c)
................ 51 46,823
4.75%, 03/01/30
(c)
................ 26 21,093
4.50%, 08/15/30
(c)
................ 36 28,470
4.25%, 02/01/31
(c)
................ 73 55,994
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
4.75%, 02/01/32
(c)
................ USD 54 $ 42,054
4.50%, 05/01/32 ................. 19 14,491
4.50%, 06/01/33
(c)
................ 28 20,685
4.25%, 01/15/34
(c)
................ 55 39,368
Consolidated Communications, Inc., 6.50%,
10/01/28
(c)
.................... 27 20,183
Frontier Communications Holdings LLC
(c)
5.88%, 10/15/27 ................. 28 25,095
5.00%, 05/01/28 ................. 37 31,753
6.75%, 05/01/29 ................. 28 23,100
6.00%, 01/15/30 ................. 25 19,641
8.75%, 05/15/30 ................. 22 22,014
Level 3 Financing, Inc.
(c)
3.40%, 03/01/27 ................. 6 5,025
4.63%, 09/15/27 ................. 9 7,448
4.25%, 07/01/28 ................. 15 11,700
3.63%, 01/15/29 ................. 11 8,144
3.75%, 07/15/29 ................. 41 30,033
Lumen Technologies, Inc.
Series Y, 7.50%, 04/01/24 .......... 6 6,180
5.13%, 12/15/26
(c)
................ 36 30,975
4.00%, 02/15/27
(c)
................ 40 33,591
4.50%, 01/15/29
(c)
................ 27 18,967
5.38%, 06/15/29
(c)
................ 47 34,929
Series U, 7.65%, 03/15/42 .......... 12 8,121
Sprint Capital Corp.
6.88%, 11/15/28 ................. 77 78,604
8.75%, 03/15/32 ................. 90 104,287
Telecom Italia Capital SA
6.38%, 11/15/33 ................. 14 10,884
6.00%, 09/30/34 ................. 29 21,611
7.20%, 07/18/36 ................. 6 4,702
Zayo Group Holdings, Inc.
(c)
4.00%, 03/01/27 ................. 145 116,356
6.13%, 03/01/28 ................. 172 120,671
1,238,900
Electric Utilities — 0.8%
Edison International, Series B, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.90%), 5.00%
(f)(g)
........... 15 11,850
FirstEnergy Corp.
2.65%, 03/01/30 ................. 9 7,267
Series B, 2.25%, 09/01/30 .......... 2 1,539
Series C, 3.40%, 03/01/50 .......... 63 41,265
FirstEnergy Transmission LLC
(c)
5.45%, 07/15/44 ................. 35 31,653
4.55%, 04/01/49 ................. 15 11,716
NRG Energy, Inc.
5.75%, 01/15/28 ................. 4 3,692
5.25%, 06/15/29
(c)
................ 3 2,625
3.63%, 02/15/31
(c)
................ 24 18,720
Pattern Energy Operations LP, 4.50%,
08/15/28
(c)
.................... 22 19,073
Vistra Operations Co. LLC
(c)
5.50%, 09/01/26 ................. 2 1,855
5.00%, 07/31/27 ................. 2 1,806
4.38%, 05/01/29 ................. 4 3,327
156,388
Electrical Equipment — 0.3%
(c)
Sensata Technologies BV, 5.63%, 11/01/24 . 9 8,949
Vertiv Group Corp., 4.13%, 11/15/28 ..... 70 56,350
65,299

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components — 0.7%
CDW LLC
3.28%, 12/01/28 ................. USD 6 $ 5,007
3.25%, 02/15/29 ................. 5 4,060
Coherent Corp., 5.00%, 12/15/29
(c)
...... 49 40,533
Sensata Technologies, Inc.
(c)
4.38%, 02/15/30 ................. 85 71,018
3.75%, 02/15/31 ................. 8 6,302
126,920
Energy Equipment & Services — 1.1%
Archrock Partners LP
(c)
6.88%, 04/01/27 ................. 18 16,120
6.25%, 04/01/28 ................. 42 36,918
Nabors Industries Ltd.
(c)
7.25%, 01/15/26 ................. 12 10,442
7.50%, 01/15/28 ................. 18 14,693
Nabors Industries, Inc.
5.75%, 02/01/25 ................. 19 17,201
7.38%, 05/15/27
(c)
................ 28 25,842
Tervita Corp., 11.00%, 12/01/25
(c)
....... 7 7,543
Transocean, Inc., 11.50%, 01/30/27
(c)
..... 11 10,174
USA Compression Partners LP
6.88%, 04/01/26 ................. 30 27,600
6.88%, 09/01/27 ................. 20 18,177
Weatherford International Ltd.
(c)
11.00%, 12/01/24 ................ 2 2,035
6.50%, 09/15/28 ................. 13 11,700
8.63%, 04/30/30 ................. 17 14,804
213,249
Entertainment — 1.6%
(c)
AMC Entertainment Holdings, Inc., 7.50%,
02/15/29 ..................... 4 3,090
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29 ..................... 50 37,250
Live Nation Entertainment, Inc.
4.88%, 11/01/24 ................. 3 2,902
6.50%, 05/15/27 ................. 90 86,602
4.75%, 10/15/27 ................. 38 32,991
3.75%, 01/15/28 ................. 13 11,018
Playtika Holding Corp., 4.25%, 03/15/29 ... 40 31,989
Warnermedia Holdings, Inc.
5.14%, 03/15/52 ................. 84 61,053
5.39%, 03/15/62 ................. 44 31,896
WMG Acquisition Corp., 3.88%, 07/15/30 .. 14 11,470
310,261
Equity Real Estate Investment Trusts (REITs) — 1.9%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(c)
.................... 14 11,479
CTR Partnership LP, 3.88%, 06/30/28
(c)
... 5 4,113
Global Net Lease, Inc., 3.75%, 12/15/27
(c)
.. 11 8,580
HAT Holdings I LLC, 3.38%, 06/15/26
(c)
... 16 12,840
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(c)
...... 15 11,611
Iron Mountain, Inc.
(c)
5.25%, 07/15/30 ................. 10 8,275
5.63%, 07/15/32 ................. 24 19,200
MPT Operating Partnership LP
4.63%, 08/01/29 ................. 41 32,987
3.50%, 03/15/31 ................. 108 75,195
RHP Hotel Properties LP, 4.75%, 10/15/27 . 54 46,980
RLJ Lodging Trust LP
(c)
3.75%, 07/01/26 ................. 11 9,395
4.00%, 09/15/29 ................. 8 6,267
SBA Communications Corp.
3.88%, 02/15/27 ................. 25 22,173
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
3.13%, 02/01/29 ................. USD 33 $ 26,541
Uniti Group LP
(c)
4.75%, 04/15/28 ................. 6 4,740
6.50%, 02/15/29 ................. 18 12,064
VICI Properties LP
(c)
3.50%, 02/15/25 ................. 9 8,319
4.63%, 06/15/25 ................. 2 1,882
4.50%, 09/01/26 ................. 2 1,827
4.25%, 12/01/26 ................. 2 1,805
4.50%, 01/15/28 ................. 7 6,210
3.88%, 02/15/29 ................. 3 2,517
4.63%, 12/01/29 ................. 14 12,145
4.13%, 08/15/30 ................. 18 15,034
362,179
Food & Staples Retailing — 0.7%
(c)
Albertsons Cos., Inc.
3.25%, 03/15/26 ................. 18 15,810
5.88%, 02/15/28 ................. 27 24,908
4.88%, 02/15/30 ................. 10 8,460
Performance Food Group, Inc., 4.25%,
08/01/29 ..................... 38 31,639
United Natural Foods, Inc., 6.75%, 10/15/28 4 3,658
US Foods, Inc.
6.25%, 04/15/25 ................. 23 22,593
4.75%, 02/15/29 ................. 27 23,112
4.63%, 06/01/30 ................. 3 2,482
132,662
Food Products — 1.9%
Chobani LLC
(c)
7.50%, 04/15/25 ................. 89 81,419
4.63%, 11/15/28 ................. 53 45,079
Darling Ingredients, Inc., 6.00%, 06/15/30
(c)
. 39 37,116
JBS USA LUX SA, 3.75%, 12/01/31
(c)
..... 26 20,814
Kraft Heinz Foods Co.
6.50%, 02/09/40 ................. 15 15,073
4.88%, 10/01/49 ................. 25 20,605
5.50%, 06/01/50 ................. 39 35,084
Lamb Weston Holdings, Inc.
(c)
4.88%, 05/15/28 ................. 8 7,257
4.13%, 01/31/30 ................. 24 20,310
4.38%, 01/31/32 ................. 52 42,965
Pilgrim's Pride Corp., 3.50%, 03/01/32
(c)
... 14 10,554
Post Holdings, Inc.
(c)
5.50%, 12/15/29 ................. 8 6,916
4.63%, 04/15/30 ................. 4 3,285
Simmons Foods, Inc., 4.63%, 03/01/29
(c)
... 23 18,802
365,279
Gas Utilities — 0.0%
Suburban Propane Partners LP, 5.00%,
06/01/31
(c)
.................... 8 6,566
Health Care Equipment & Supplies — 1.2%
Avantor Funding, Inc.
(c)
4.63%, 07/15/28 ................. 48 42,718
3.88%, 11/01/29 ................. 31 25,178
Embecta Corp., 6.75%, 02/15/30
(c)
...... 11 10,155
Garden Spinco Corp., 8.63%, 07/20/30
(c)
... 13 13,431
Hologic, Inc., 3.25%, 02/15/29
(c)
........ 6 4,907
Medline Borrower LP
(c)
3.88%, 04/01/29 ................. 19 15,232
5.25%, 10/01/29 ................. 105 79,275
Teleflex, Inc.
4.63%, 11/15/27 ................. 2 1,802

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
4.25%, 06/01/28
(c)
................ USD 33 $ 28,702
221,400
Health Care Providers & Services — 3.9%
Acadia Healthcare Co., Inc.
(c)
5.50%, 07/01/28 ................. 5 4,563
5.00%, 04/15/29 ................. 4 3,542
AdaptHealth LLC
(c)
6.13%, 08/01/28 ................. 6 5,374
5.13%, 03/01/30 ................. 2 1,649
AHP Health Partners, Inc., 5.75%, 07/15/29
(c)
28 21,700
Cano Health LLC, 6.25%, 10/01/28
(c)
..... 10 9,446
Centene Corp.
2.45%, 07/15/28 ................. 40 32,569
3.00%, 10/15/30 ................. 114 90,281
2.50%, 03/01/31 ................. 90 67,840
2.63%, 08/01/31 ................. 27 20,349
Community Health Systems, Inc.
(c)
5.63%, 03/15/27 ................. 24 18,473
6.00%, 01/15/29 ................. 33 24,254
5.25%, 05/15/30 ................. 8 5,570
Encompass Health Corp.
4.50%, 02/01/28 ................. 5 4,283
4.75%, 02/01/30 ................. 43 35,375
4.63%, 04/01/31 ................. 17 13,434
HCA, Inc., 4.63%, 03/15/52
(c)
.......... 20 15,022
HealthEquity, Inc., 4.50%, 10/01/29
(c)
..... 64 54,063
Legacy LifePoint Health LLC
(c)
6.75%, 04/15/25 ................. 16 15,140
4.38%, 02/15/27 ................. 7 5,784
LifePoint Health, Inc., 5.38%, 01/15/29
(c)
... 13 9,064
ModivCare, Inc., 5.88%, 11/15/25
(c)
...... 5 4,614
Molina Healthcare, Inc.
(c)
4.38%, 06/15/28 ................. 15 13,538
3.88%, 11/15/30 ................. 18 15,107
3.88%, 05/15/32 ................. 3 2,457
Option Care Health, Inc., 4.38%, 10/31/29
(c)
. 15 12,675
Owens & Minor, Inc., 6.63%, 04/01/30
(c)
... 2 1,760
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(c)
.................... 34 30,347
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(c)
............... 7 6,264
Surgery Center Holdings, Inc.
(c)
6.75%, 07/01/25 ................. 44 40,277
10.00%, 04/15/27 ................ 38 36,955
Tenet Healthcare Corp.
(c)
4.63%, 09/01/24 ................. 13 12,582
4.88%, 01/01/26 ................. 38 35,312
6.25%, 02/01/27 ................. 7 6,532
5.13%, 11/01/27 ................. 16 14,357
4.63%, 06/15/28 ................. 7 6,118
6.13%, 10/01/28 ................. 17 14,893
4.25%, 06/01/29 ................. 3 2,485
6.13%, 06/15/30 ................. 27 24,732
738,780
Hotels, Restaurants & Leisure — 6.5%
1011778 BC ULC
(c)
3.88%, 01/15/28 ................. 16 13,923
4.38%, 01/15/28 ................. 26 22,529
4.00%, 10/15/30 ................. 19 14,964
Boyd Gaming Corp.
4.75%, 12/01/27 ................. 14 12,390
4.75%, 06/15/31
(c)
................ 27 21,862
Boyne USA, Inc., 4.75%, 05/15/29
(c)
..... 16 13,404
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Caesars Entertainment, Inc.
(c)
6.25%, 07/01/25 ................. USD 81 $ 78,064
8.13%, 07/01/27 ................. 85 81,182
4.63%, 10/15/29 ................. 59 45,081
Caesars Resort Collection LLC, 5.75%,
07/01/25
(c)
.................... 16 15,438
Carnival Corp.
(c)
7.63%, 03/01/26 ................. 10 7,600
5.75%, 03/01/27 ................. 58 40,632
9.88%, 08/01/27 ................. 29 28,420
4.00%, 08/01/28 ................. 80 64,539
6.00%, 05/01/29 ................. 46 30,202
CCM Merger, Inc., 6.38%, 05/01/26
(c)
..... 15 13,688
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(c)
. 53 46,286
Cedar Fair LP
5.50%, 05/01/25
(c)
................ 19 18,277
6.50%, 10/01/28 ................. 5 4,625
Churchill Downs, Inc.
(c)
5.50%, 04/01/27 ................. 33 30,536
4.75%, 01/15/28 ................. 18 15,572
Fertitta Entertainment LLC
(c)
4.63%, 01/15/29 ................. 48 39,720
6.75%, 01/15/30 ................. 2 1,519
Hilton Domestic Operating Co., Inc.
5.38%, 05/01/25
(c)
................ 12 11,728
5.75%, 05/01/28
(c)
................ 8 7,480
3.75%, 05/01/29
(c)
................ 9 7,432
4.88%, 01/15/30 ................. 19 16,530
4.00%, 05/01/31
(c)
................ 22 17,784
3.63%, 02/15/32
(c)
................ 9 6,893
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ..................... 4 3,670
IRB Holding Corp., 7.00%, 06/15/25
(c)
.... 16 15,899
Life Time, Inc.
(c)
5.75%, 01/15/26 ................. 22 20,020
8.00%, 04/15/26 ................. 17 14,535
Lindblad Expeditions LLC, 6.75%, 02/15/27
(c)
23 20,240
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(c)
17 11,721
MGM Resorts International, 6.00%, 03/15/23 10 10,003
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(c)
.................... 18 14,828
NCL Corp. Ltd.
(c)
5.88%, 03/15/26 ................. 23 17,497
7.75%, 02/15/29 ................. 8 6,038
NCL Finance Ltd., 6.13%, 03/15/28
(c)
..... 11 8,112
Peninsula Pacific Entertainment LLC, 8.50%,
11/15/27
(c)
.................... 22 23,677
Premier Entertainment Sub LLC
(c)
5.63%, 09/01/29 ................. 10 6,922
5.88%, 09/01/31 ................. 10 6,750
Raptor Acquisition Corp., 4.88%, 11/01/26
(c)
. 15 12,900
Royal Caribbean Cruises Ltd.
(c)
10.88%, 06/01/23 ................ 10 10,225
11.50%, 06/01/25 ................ 12 12,750
5.50%, 08/31/26 ................. 8 6,120
5.38%, 07/15/27 ................. 18 13,240
11.63%, 08/15/27 ................ 13 11,830
5.50%, 04/01/28 ................. 29 20,319
8.25%, 01/15/29 ................. 13 12,654
9.25%, 01/15/29 ................. 18 17,736
Scientific Games International, Inc.
(c)
8.63%, 07/01/25 ................. 18 18,428
7.00%, 05/15/28 ................. 13 12,257
7.25%, 11/15/29 ................. 14 13,030
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(c)
13 12,995

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Station Casinos LLC
(c)
4.50%, 02/15/28 ................. USD 33 $ 27,085
4.63%, 12/01/31 ................. 21 15,861
Vail Resorts, Inc., 6.25%, 05/15/25
(c)
..... 14 13,810
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(c)
.................... 15 11,662
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(c)
.................... 16 14,064
Wynn Las Vegas LLC, 5.25%, 05/15/27
(c)
.. 28 24,646
Wynn Resorts Finance LLC
(c)
7.75%, 04/15/25 ................. 17 16,606
5.13%, 10/01/29 ................. 30 24,246
Yum! Brands, Inc.
5.38%, 04/01/32 ................. 5 4,433
5.35%, 11/01/43 ................. 2 1,588
1,236,697
Household Durables — 0.9%
Ashton Woods USA LLC
(c)
6.63%, 01/15/28 ................. 7 5,866
4.63%, 08/01/29 ................. 8 5,809
4.63%, 04/01/30 ................. 8 5,729
Brookfield Residential Properties, Inc.
(c)
5.00%, 06/15/29 ................. 17 12,585
4.88%, 02/15/30 ................. 17 12,584
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(c)
13 11,783
Installed Building Products, Inc., 5.75%,
02/01/28
(c)
.................... 13 11,634
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(c)
.................... 20 19,200
KB Home, 7.25%, 07/15/30 ........... 5 4,538
Mattamy Group Corp.
(c)
5.25%, 12/15/27 ................. 14 11,604
4.63%, 03/01/30 ................. 11 8,401
Meritage Homes Corp., 5.13%, 06/06/27 ... 4 3,545
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(c)
11 10,781
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(c)
26 15,405
Taylor Morrison Communities, Inc.
(c)
5.88%, 06/15/27 ................. 7 6,519
5.13%, 08/01/30 ................. 5 4,036
Tempur Sealy International, Inc.
(c)
4.00%, 04/15/29 ................. 14 11,032
3.88%, 10/15/31 ................. 11 8,058
TRI Pointe Homes, Inc., 5.70%, 06/15/28 .. 5 4,253
173,362
Household Products — 0.2%
Central Garden & Pet Co.
4.13%, 10/15/30 ................. 18 14,328
4.13%, 04/30/31
(c)
................ 16 12,580
Energizer Holdings, Inc.
(c)
6.50%, 12/31/27 ................. 8 7,101
4.38%, 03/31/29 ................. 2 1,484
Spectrum Brands, Inc.
(c)
5.00%, 10/01/29 ................. 9 7,159
5.50%, 07/15/30 ................. 3 2,346
44,998
Independent Power and Renewable Electricity Producers
— 0.4%
(c)
Calpine Corp.
5.13%, 03/15/28 ................. 55 47,238
5.00%, 02/01/31 ................. 5 3,973
Clearway Energy Operating LLC
4.75%, 03/15/28 ................. 15 13,356
3.75%, 01/15/32 ................. 22 17,055
81,622
Security
Par (000)
Par (000) Value
Insurance — 3.2%
(c)
Acrisure LLC, 6.00%, 08/01/29 ......... USD 19 $ 14,630
Alliant Holdings Intermediate LLC
4.25%, 10/15/27 ................. 103 87,980
6.75%, 10/15/27 ................. 124 106,862
5.88%, 11/01/29 ................. 119 96,655
AmWINS Group, Inc., 4.88%, 06/30/29 .... 22 18,261
GTCR AP Finance, Inc., 8.00%, 05/15/27 .. 22 20,239
HUB International Ltd.
7.00%, 05/01/26 ................. 62 58,802
5.63%, 12/01/29 ................. 3 2,505
NFP Corp.
4.88%, 08/15/28 ................. 82 69,972
6.88%, 08/15/28 ................. 142 110,760
7.50%, 10/01/30 ................. 8 7,591
Ryan Specialty Group LLC, 4.38%, 02/01/30 10 8,481
602,738
Interactive Media & Services — 0.2%
Twitter, Inc.
(c)
3.88%, 12/15/27 ................. 32 30,007
5.00%, 03/01/30 ................. 3 2,875
32,882
Internet & Direct Marketing Retail — 0.4%
(c)
ANGI Group LLC, 3.88%, 08/15/28 ...... 22 15,517
Go Daddy Operating Co. LLC
5.25%, 12/01/27 ................. 5 4,605
3.50%, 03/01/29 ................. 16 13,086
Match Group Holdings II LLC
4.63%, 06/01/28 ................. 15 13,106
4.13%, 08/01/30 ................. 16 13,140
3.63%, 10/01/31 ................. 29 21,895
81,349
IT Services — 1.7%
Ahead DB Holdings LLC, 6.63%, 05/01/28
(c)
. 14 11,933
Arches Buyer, Inc., 4.25%, 06/01/28
(c)
.... 9 7,020
Black Knight InfoServ LLC, 3.63%, 09/01/28
(c)
35 29,838
Block, Inc., 3.50%, 06/01/31 .......... 118 91,487
Booz Allen Hamilton, Inc.
(c)
3.88%, 09/01/28 ................. 13 11,183
4.00%, 07/01/29 ................. 30 25,667
Endurance International Group Holdings, Inc.,
6.00%, 02/15/29
(c)
............... 10 6,639
Gartner, Inc.
(c)
4.50%, 07/01/28 ................. 13 11,625
3.63%, 06/15/29 ................. 17 14,152
3.75%, 10/01/30 ................. 6 4,912
Global Payments, Inc., 4.95%, 08/15/27 ... 10 9,527
Northwest Fiber LLC
(c)
4.75%, 04/30/27 ................. 20 17,400
6.00%, 02/15/28 ................. 41 31,782
10.75%, 06/01/28 ................ 9 8,382
Tempo Acquisition LLC, 5.75%, 06/01/25
(c)
. 15 14,617
Twilio, Inc., 3.88%, 03/15/31 .......... 44 34,539
330,703
Leisure Products — 0.2%
Mattel, Inc.
3.75%, 04/01/29
(c)
................ 7 5,886
6.20%, 10/01/40 ................. 14 13,178
5.45%, 11/01/41 ................. 26 21,782
40,846
Life Sciences Tools & Services — 0.4%
(c)
Charles River Laboratories International, Inc.
4.25%, 05/01/28 ................. 10 8,709
3.75%, 03/15/29 ................. 3 2,495

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services (continued)
4.00%, 03/15/31 ................. USD 7 $ 5,645
Syneos Health, Inc., 3.63%, 01/15/29 .... 76 60,517
77,366
Machinery — 1.9%
Amsted Industries, Inc., 5.63%, 07/01/27
(c)
. 15 13,800
ATS Automation Tooling Systems, Inc., 4.13%,
12/15/28
(c)
.................... 9 7,462
EnPro Industries, Inc., 5.75%, 10/15/26 ... 16 15,400
GrafTech Finance, Inc., 4.63%, 12/15/28
(c)
.. 11 8,223
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(c)(h)
........ 31 29,063
Mueller Water Products, Inc., 4.00%, 06/15/29
(c)
8 6,808
OT Merger Corp., 7.88%, 10/15/29
(c)
..... 9 6,098
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(c)
.................... 10 8,435
Stevens Holding Co., Inc., 6.13%, 10/01/26
(c)
20 19,546
Terex Corp., 5.00%, 05/15/29
(c)
........ 29 24,889
Titan Acquisition Ltd., 7.75%, 04/15/26
(c)
... 42 33,198
Titan International, Inc., 7.00%, 04/30/28 .. 7 6,351
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(c)
200 170,042
Wabash National Corp., 4.50%, 10/15/28
(c)
. 17 13,178
362,493
Marine — 0.1%
Seaspan Corp., 5.50%, 08/01/29
(c)
...... 26 20,540
Media — 5.7%
AMC Networks, Inc.
4.75%, 08/01/25 ................. 14 12,509
4.25%, 02/15/29 ................. 10 7,394
Block Communications, Inc., 4.88%, 03/01/28
(c)
12 10,380
Cable One, Inc.
1.13%, 03/15/28
(j)
................ 17 12,240
4.00%, 11/15/30
(c)
................ 25 19,460
Charter Communications Operating LLC
5.25%, 04/01/53 ................. 16 12,252
5.50%, 04/01/63 ................. 16 12,088
Clear Channel Outdoor Holdings, Inc.
(c)
5.13%, 08/15/27 ................. 100 84,474
7.75%, 04/15/28 ................. 76 57,380
7.50%, 06/01/29 ................. 97 70,325
CMG Media Corp., 8.88%, 12/15/27
(c)
.... 41 31,323
CSC Holdings LLC
5.25%, 06/01/24 ................. 23 21,275
6.50%, 02/01/29
(c)
................ 200 176,500
Directv Financing LLC, 5.88%, 08/15/27
(c)
.. 35 30,174
DISH DBS Corp.
5.25%, 12/01/26
(c)
................ 82 67,178
5.75%, 12/01/28
(c)
................ 38 28,718
5.13%, 06/01/29 ................. 31 18,213
GCI LLC, 4.75%, 10/15/28
(c)
.......... 17 14,114
Lamar Media Corp., 3.75%, 02/15/28 ..... 2 1,747
Liberty Broadband Corp.
(c)(j)
1.25%, 09/30/50 ................. 33 31,185
2.75%, 09/30/50 ................. 66 63,276
Midcontinent Communications, 5.38%,
08/15/27
(c)
.................... 16 14,255
Outfront Media Capital LLC
(c)
5.00%, 08/15/27 ................. 26 22,712
4.25%, 01/15/29 ................. 13 10,212
4.63%, 03/15/30 ................. 2 1,558
Radiate Holdco LLC
(c)
4.50%, 09/15/26 ................. 38 31,169
6.50%, 09/15/28 ................. 81 56,497
Scripps Escrow II, Inc., 3.88%, 01/15/29
(c)
.. 2 1,594
Security
Par (000)
Par (000) Value
Media (continued)
Sinclair Television Group, Inc., 4.13%,
12/01/30
(c)
.................... USD 40 $ 30,100
Sirius XM Radio, Inc.
(c)
3.13%, 09/01/26 ................. 24 21,077
5.00%, 08/01/27 ................. 14 12,845
4.00%, 07/15/28 ................. 12 10,207
4.13%, 07/01/30 ................. 9 7,316
3.88%, 09/01/31 ................. 29 22,488
Stagwell Global LLC, 5.63%, 08/15/29
(c)
... 8 6,581
Univision Communications, Inc.
(c)
5.13%, 02/15/25 ................. 11 10,443
6.63%, 06/01/27 ................. 9 8,493
7.38%, 06/30/30 ................. 15 14,315
Videotron Ltd., 3.63%, 06/15/29
(c)
....... 13 10,530
1,074,597
Metals & Mining — 3.6%
Arconic Corp.
(c)
6.00%, 05/15/25 ................. 15 14,438
6.13%, 02/15/28 ................. 45 39,750
ATI, Inc.
4.88%, 10/01/29 ................. 8 6,642
5.13%, 10/01/31 ................. 16 13,071
Big River Steel LLC, 6.63%, 01/31/29
(c)
... 102 93,879
Carpenter Technology Corp.
6.38%, 07/15/28 ................. 4 3,710
7.63%, 03/15/30 ................. 18 17,330
Commercial Metals Co.
4.13%, 01/15/30 ................. 5 4,105
4.38%, 03/15/32 ................. 6 4,740
Constellium SE, 5.88%, 02/15/26
(c)
...... 250 229,375
ERO Copper Corp., 6.50%, 02/15/30
(c)
.... 11 8,257
FMG Resources August 2006 Pty. Ltd., 6.13%,
04/15/32
(c)
.................... 27 23,200
Kaiser Aluminum Corp.
(c)
4.63%, 03/01/28 ................. 31 25,293
4.50%, 06/01/31 ................. 31 22,684
Mineral Resources Ltd., 8.50%, 05/01/30
(c)
. 9 8,698
New Gold, Inc., 7.50%, 07/15/27
(c)
...... 39 30,810
Novelis Corp.
(c)
3.25%, 11/15/26 ................. 50 41,736
4.75%, 01/30/30 ................. 66 54,120
3.88%, 08/15/31 ................. 54 40,280
United States Steel Corp., 6.88%, 03/01/29 . 6 5,453
687,571
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 4.38%,
01/15/27
(c)
.................... 6 5,115
Multiline Retail — 0.2%
NMG Holding Co., Inc., 7.13%, 04/01/26
(c)
.. 31 28,484
Oil, Gas & Consumable Fuels — 12.0%
Aethon United BR LP, 8.25%, 02/15/26
(c)
... 46 44,452
Antero Midstream Partners LP
(c)
5.75%, 03/01/27 ................. 16 14,798
5.38%, 06/15/29 ................. 17 15,009
Antero Resources Corp., 7.63%, 02/01/29
(c)
. 6 5,989
Apache Corp.
4.25%, 01/15/30 ................. 15 13,117
5.10%, 09/01/40 ................. 14 11,302
5.35%, 07/01/49 ................. 11 8,635
Ascent Resources Utica Holdings LLC
(c)
9.00%, 11/01/27 ................. 54 65,869
5.88%, 06/30/29 ................. 46 40,940

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Buckeye Partners LP
4.13%, 03/01/25
(c)
................ USD 3 $ 2,746
5.85%, 11/15/43 ................. 14 10,370
5.60%, 10/15/44 ................. 8 5,616
Callon Petroleum Co.
6.38%, 07/01/26 ................. 7 6,307
7.50%, 06/15/30
(c)
................ 57 49,904
Cheniere Energy Partners LP
4.50%, 10/01/29 ................. 67 58,986
4.00%, 03/01/31 ................. 52 43,601
3.25%, 01/31/32 ................. 42 32,250
Chesapeake Energy Corp.
(c)
5.88%, 02/01/29 ................. 1 927
6.75%, 04/15/29 ................. 38 36,428
CITGO Petroleum Corp.
(c)
7.00%, 06/15/25 ................. 25 23,888
6.38%, 06/15/26 ................. 20 18,670
Civitas Resources, Inc., 5.00%, 10/15/26
(c)
. 7 6,359
CNX Midstream Partners LP, 4.75%, 04/15/30
(c)
8 6,279
CNX Resources Corp.
(c)
6.00%, 01/15/29 ................. 7 6,388
7.38%, 01/15/31 ................. 14 13,693
Colgate Energy Partners III LLC
(c)
7.75%, 02/15/26 ................. 37 36,317
5.88%, 07/01/29 ................. 27 24,101
Comstock Resources, Inc.
(c)
6.75%, 03/01/29 ................. 39 35,970
5.88%, 01/15/30 ................. 55 47,903
Crescent Energy Finance LLC, 7.25%,
05/01/26
(c)
.................... 39 35,038
Crestwood Midstream Partners LP
(c)
5.63%, 05/01/27 ................. 12 10,860
6.00%, 02/01/29 ................. 6 5,370
8.00%, 04/01/29 ................. 5 4,812
CrownRock LP, 5.63%, 10/15/25
(c)
....... 58 55,527
DCP Midstream Operating LP
5.63%, 07/15/27 ................. 4 3,863
5.13%, 05/15/29 ................. 4 3,748
6.45%, 11/03/36
(c)
................ 13 11,877
6.75%, 09/15/37
(c)
................ 20 19,393
Diamondback Energy, Inc., 4.25%, 03/15/52 15 10,950
DT Midstream, Inc.
(c)
4.13%, 06/15/29 ................. 31 26,195
4.38%, 06/15/31 ................. 20 16,494
Earthstone Energy Holdings LLC, 8.00%,
04/15/27
(c)
.................... 20 18,850
Energy Transfer LP, Series H, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 5.69%), 6.50%
(f)(g)
........... 53 46,169
EnLink Midstream LLC
5.63%, 01/15/28
(c)
................ 28 26,180
5.38%, 06/01/29 ................. 23 21,045
6.50%, 09/01/30
(c)
................ 16 15,624
EnLink Midstream Partners LP
4.85%, 07/15/26 ................. 2 1,837
5.60%, 04/01/44 ................. 22 16,735
5.05%, 04/01/45 ................. 2 1,402
5.45%, 06/01/47 ................. 2 1,461
EQM Midstream Partners LP
6.00%, 07/01/25
(c)
................ 7 6,472
4.13%, 12/01/26 ................. 5 4,236
6.50%, 07/01/27
(c)
................ 30 27,723
4.50%, 01/15/29
(c)
................ 3 2,417
7.50%, 06/01/30
(c)
................ 6 5,670
4.75%, 01/15/31
(c)
................ 29 23,019
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Genesis Energy LP
6.50%, 10/01/25 ................. USD 6 $ 5,425
7.75%, 02/01/28 ................. 12 10,440
Gulfport Energy Corp., 8.00%, 05/17/26
(c)
.. 3 2,487
Harvest Midstream I LP, 7.50%, 09/01/28
(c)
. 5 4,673
Hess Midstream Operations LP, 4.25%,
02/15/30
(c)
.................... 20 16,150
Hilcorp Energy I LP
(c)
6.25%, 11/01/28 ................. 7 6,459
5.75%, 02/01/29 ................. 4 3,497
6.00%, 04/15/30 ................. 1 871
ITT Holdings LLC, 6.50%, 08/01/29
(c)
..... 27 20,946
Kinetik Holdings LP, 5.88%, 06/15/30
(c)
.... 50 45,783
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(c)
.................... 2 1,917
Matador Resources Co., 5.88%, 09/15/26 .. 16 15,435
MPLX LP, 4.95%, 03/14/52 ........... 28 21,912
Murphy Oil Corp.
5.75%, 08/15/25 ................. 5 4,822
5.88%, 12/01/27 ................. 4 3,739
6.13%, 12/01/42
( i )
................ 3 2,386
New Fortress Energy, Inc.
(c)
6.75%, 09/15/25 ................. 89 84,301
6.50%, 09/30/26 ................. 83 76,684
NGL Energy Operating LLC, 7.50%, 02/01/26
(c)
11 9,786
NGPL PipeCo LLC, 7.77%, 12/15/37
(c)
.... 25 25,267
Northern Oil & Gas, Inc., 8.13%, 03/01/28
(c)
. 82 76,875
NuStar Logistics LP
5.75%, 10/01/25 ................. 12 11,121
6.00%, 06/01/26 ................. 13 11,900
6.38%, 10/01/30 ................. 2 1,712
Occidental Petroleum Corp.
6.95%, 07/01/24 ................. 6 6,165
8.00%, 07/15/25 ................. 2 2,120
5.88%, 09/01/25 ................. 2 2,006
8.88%, 07/15/30 ................. 7 7,793
6.63%, 09/01/30 ................. 71 72,065
7.50%, 05/01/31 ................. 10 10,450
6.45%, 09/15/36 ................. 14 14,000
6.20%, 03/15/40 ................. 58 56,115
6.60%, 03/15/46 ................. 6 6,180
Parkland Corp., 5.88%, 07/15/27
(c)
...... 23 21,321
PDC Energy, Inc., 6.13%, 09/15/24 ...... 2 1,968
Permian Resources Operating LLC
(c)
5.38%, 01/15/26 ................. 9 8,213
6.88%, 04/01/27 ................. 20 19,349
Range Resources Corp., 4.88%, 05/15/25 .. 5 4,713
Rockcliff Energy II LLC, 5.50%, 10/15/29
(c)
. 36 31,521
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(c)
.................... 2 1,716
SM Energy Co.
5.63%, 06/01/25 ................. 5 4,800
6.75%, 09/15/26 ................. 18 17,325
Southwestern Energy Co.
5.38%, 02/01/29 ................. 26 23,577
4.75%, 02/01/32 ................. 11 9,219
Sunoco LP
6.00%, 04/15/27 ................. 6 5,721
5.88%, 03/15/28 ................. 2 1,815
Tallgrass Energy Partners LP
(c)
6.00%, 03/01/27 ................. 3 2,722
6.00%, 12/31/30 ................. 2 1,700
6.00%, 09/01/31 ................. 10 8,450
Tap Rock Resources LLC, 7.00%, 10/01/26
(c)
79 72,220

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
TerraForm Power Operating LLC, 4.75%,
01/15/30
(c)
.................... USD 9 $ 7,639
Venture Global Calcasieu Pass LLC
(c)
3.88%, 08/15/29 ................. 69 59,194
4.13%, 08/15/31 ................. 53 43,962
3.88%, 11/01/33 ................. 120 93,300
Vermilion Energy, Inc., 6.88%, 05/01/30
(c)
.. 11 10,120
Western Midstream Operating LP
4.75%, 08/15/28 ................. 3 2,730
5.45%, 04/01/44 ................. 19 15,587
5.30%, 03/01/48 ................. 19 15,627
5.50%, 08/15/48 ................. 10 8,087
5.50%, 02/01/50
( i )
................ 52 41,990
2,285,849
Personal Products — 0.1%
(c)
Coty, Inc., 4.75%, 01/15/29 ........... 2 1,692
Prestige Brands, Inc., 3.75%, 04/01/31 .... 13 10,100
11,792
Pharmaceuticals — 0.3%
Catalent Pharma Solutions, Inc.
(c)
3.13%, 02/15/29 ................. 33 25,451
3.50%, 04/01/30 ................. 31 24,388
Elanco Animal Health, Inc., 6.40%, 08/28/28
(i)
6 5,297
Teva Pharmaceutical Finance Netherlands III
BV, 3.15%, 10/01/26 ............. 8 6,519
61,655
Professional Services — 0.7%
(c)
AMN Healthcare, Inc., 4.00%, 04/15/29 ... 8 6,741
CoreLogic, Inc., 4.50%, 05/01/28 ....... 42 28,560
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 76 62,700
KBR, Inc., 4.75%, 09/30/28 ........... 20 17,182
Science Applications International Corp.,
4.88%, 04/01/28 ................ 14 12,455
127,638
Real Estate Management & Development — 0.5%
(c)
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28 ................ 22 20,406
Howard Hughes Corp. (The)
4.13%, 02/01/29 ................. 35 27,038
4.38%, 02/01/31 ................. 14 10,056
Realogy Group LLC
5.75%, 01/15/29 ................. 25 18,031
5.25%, 04/15/30 ................. 10 6,791
WeWork Cos. LLC, 5.00%, 07/10/25 ..... 14 8,122
90,444
Road & Rail — 1.5%
Avis Budget Car Rental LLC, 5.38%, 03/01/29
(c)
4 3,285
Hertz Corp. (The)
(c)
4.63%, 12/01/26 ................. 10 8,124
5.00%, 12/01/29 ................. 6 4,462
NESCO Holdings II, Inc., 5.50%, 04/15/29
(c)
. 21 17,503
Uber Technologies, Inc.
7.50%, 05/15/25
(c)
................ 52 51,870
0.00%, 12/15/25
(j)(k)
............... 27 22,408
8.00%, 11/01/26
(c)
................ 8 7,987
7.50%, 09/15/27
(c)
................ 70 68,600
6.25%, 01/15/28
(c)
................ 30 27,900
4.50%, 08/15/29
(c)
................ 69 58,003
Williams Scotsman International, Inc., 4.63%,
08/15/28
(c)
.................... 25 21,874
292,016
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment — 0.7%
(c)
Entegris Escrow Corp., 4.75%, 04/15/29 ... USD 107 $ 94,248
Entegris , Inc.
4.38%, 04/15/28 ................. 11 9,326
3.63%, 05/01/29 ................. 10 7,914
Synaptics, Inc., 4.00%, 06/15/29 ........ 20 16,101
127,589
Software — 4.7%
(c)
ACI Worldwide, Inc., 5.75%, 08/15/26 .... 20 18,894
AthenaHealth Group, Inc., 6.50%, 02/15/30 . 85 67,199
Boxer Parent Co., Inc.
7.13%, 10/02/25 ................. 11 10,781
9.13%, 03/01/26 ................. 53 50,933
Camelot Finance SA, 4.50%, 11/01/26 .... 35 31,668
Central Parent, Inc., 7.25%, 06/15/29 ..... 50 47,535
Change Healthcare Holdings LLC, 5.75%,
03/01/25 ..................... 66 65,600
Clarivate Science Holdings Corp.
3.88%, 07/01/28 ................. 73 60,210
4.88%, 07/01/29 ................. 46 36,018
Condor Merger Sub, Inc., 7.38%, 02/15/30 . 77 62,953
Consensus Cloud Solutions, Inc.
6.00%, 10/15/26 ................. 5 4,406
6.50%, 10/15/28 ................. 6 5,093
Elastic NV, 4.13%, 07/15/29 .......... 30 23,695
Fair Isaac Corp., 4.00%, 06/15/28 ....... 19 16,190
MicroStrategy, Inc., 6.13%, 06/15/28 ..... 39 32,134
NCR Corp.
5.00%, 10/01/28 ................. 9 7,081
5.13%, 04/15/29 ................. 10 7,500
6.13%, 09/01/29 ................. 13 11,193
NortonLifeLock, Inc., 7.13%, 09/30/30 .... 16 15,475
Open Text Corp., 3.88%, 12/01/29 ...... 19 14,634
Open Text Holdings, Inc., 4.13%, 02/15/30 . 28 22,361
Picard Midco, Inc., 6.50%, 03/31/29 ...... 135 114,035
PTC, Inc.
3.63%, 02/15/25 ................. 4 3,726
4.00%, 02/15/28 ................. 6 5,248
SS&C Technologies, Inc., 5.50%, 09/30/27 . 80 72,976
Veritas US, Inc., 7.50%, 09/01/25 ....... 31 23,741
ZoomInfo Technologies LLC, 3.88%, 02/01/29 71 57,932
889,211
Specialty Retail — 2.1%
Arko Corp., 5.13%, 11/15/29
(c)
......... 14 10,920
Asbury Automotive Group, Inc.
4.50%, 03/01/28 ................. 9 7,605
4.75%, 03/01/30 ................. 2 1,562
5.00%, 02/15/32
(c)
................ 12 9,241
Carvana Co.
(c)
5.50%, 04/15/27 ................. 20 10,900
4.88%, 09/01/29 ................. 18 8,775
10.25%, 05/01/30 ................ 11 7,342
Group 1 Automotive, Inc., 4.00%, 08/15/28
(c)
3 2,416
GYP Holdings III Corp., 4.63%, 05/01/29
(c)
.. 20 15,213
Ken Garff Automotive LLC, 4.88%, 09/15/28
(c)
11 8,990
LBM Acquisition LLC, 6.25%, 01/15/29
(c)
... 6 4,065
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(c)
.................... 24 18,585
Lithia Motors, Inc., 3.88%, 06/01/29
(c)
..... 11 8,827
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 15 13,275
Penske Automotive Group, Inc.
3.50%, 09/01/25 ................. 30 27,462
3.75%, 06/15/29 ................. 6 4,769
Sonic Automotive, Inc., 4.63%, 11/15/29
(c)
.. 5 3,925

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(c)
............... USD 5 $ 4,137
SRS Distribution, Inc.
(c)
4.63%, 07/01/28 ................. 64 54,975
6.13%, 07/01/29 ................. 39 31,321
6.00%, 12/01/29 ................. 47 37,484
Staples, Inc., 7.50%, 04/15/26
(c)
........ 26 21,830
White Cap Buyer LLC, 6.88%, 10/15/28
(c)
.. 76 62,013
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(c)(h)
........... 18 15,250
390,882
Technology Hardware, Storage & Peripherals — 0.0%
Xerox Corp., 4.80%, 03/01/35 ......... 2 1,303
Textiles, Apparel & Luxury Goods — 0.3%
(c)
Crocs, Inc.
4.25%, 03/15/29 ................. 2 1,590
4.13%, 08/15/31 ................. 25 19,029
Kontoor Brands, Inc., 4.13%, 11/15/29 .... 8 6,374
Levi Strauss & Co., 3.50%, 03/01/31 ..... 18 14,040
William Carter Co. (The), 5.63%, 03/15/27 .. 19 17,764
58,797
Thrifts & Mortgage Finance — 0.6%
Enact Holdings, Inc., 6.50%, 08/15/25
(c)
... 39 37,272
Home Point Capital, Inc., 5.00%, 02/01/26
(c)
. 14 8,768
Ladder Capital Finance Holdings LLLP
(c)
4.25%, 02/01/27 ................. 8 6,442
4.75%, 06/15/29 ................. 4 2,994
MGIC Investment Corp., 5.25%, 08/15/28 .. 16 14,294
Nationstar Mortgage Holdings, Inc.
(c)
6.00%, 01/15/27 ................. 5 4,269
5.13%, 12/15/30 ................. 8 5,801
5.75%, 11/15/31 ................. 8 5,867
Rocket Mortgage LLC, 2.88%, 10/15/26
(c)
.. 34 27,880
113,587
Trading Companies & Distributors — 0.7%
(c)
Beacon Roofing Supply, Inc., 4.13%, 05/15/29 10 8,099
Fortress Transportation & Infrastructure
Investors LLC
6.50%, 10/01/25 ................. 4 3,758
9.75%, 08/01/27 ................. 5 4,889
5.50%, 05/01/28 ................. 15 11,998
Foundation Building Materials, Inc., 6.00%,
03/01/29 ..................... 9 6,568
H&E Equipment Services, Inc., 3.88%,
12/15/28 ..................... 2 1,570
Herc Holdings, Inc., 5.50%, 07/15/27 ..... 20 18,000
Imola Merger Corp., 4.75%, 05/15/29 ..... 40 33,746
WESCO Distribution, Inc.
7.13%, 06/15/25 ................. 6 6,003
7.25%, 06/15/28 ................. 45 44,076
138,707
Wireless Telecommunication Services — 0.1%
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(c)(f)(h)
........ 15 5,903
Sprint Corp., 7.63%, 03/01/26 ......... 20 20,687
26,590
Total Corporate Bonds — 94.2%
(Cost: $20,879,302) .............................. 17,887,344
Security
Beneficial Interest
(000) Value
Other Interests
(l)
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust
Escrow Bonds
(a)(d)
................ USD 140 $ 518
Total Other Interests — 0.0%
(Cost: $—) .................................... 518
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 1.5%
Banks — 0.9%
(f)(g)
Citigroup, Inc., Series Y, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.00%), 4.15% ................. 10 7,950
JPMorgan Chase & Co.
Series Q, (LIBOR USD 3 Month + 3.25%),
5.15% ...................... 20 19,299
Series FF, (SOFR + 3.38%), 5.00% .... 71 64,024
Series HH, (SOFR + 3.13%), 4.60% .... 26 22,649
PNC Financial Services Group, Inc. (The),
Series V, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.24%),
6.20% ........................ 20 18,900
Wells Fargo & Co., Series BB, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.45%), 3.90% ............. 35 29,597
162,419
Capital Markets — 0.5%
(f)(g)
Charles Schwab Corp. (The), Series H, (US
Treasury Yield Curve Rate T Note Constant
Maturity 10 Year + 3.08%), 4.00% ..... 59 43,341
Goldman Sachs Group, Inc. (The), Series
R, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%), 4.95% 70 63,350
106,691
Consumer Finance — 0.0%
General Motors Financial Co., Inc., Series
C, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%), 5.70%
(f)
(g)
........................... 10 8,571
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 5.74%),
7.00%
(c)(f)(g)
..................... 17 14,841
Total Preferred Securities — 1.5%
(Cost: $338,891) ................................ 292,522
Total Long-Term Investments — 96.5%
(Cost: $21,420,148) .............................. 18,340,301

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 2.7%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 2.79%
(m)(n)
................. 508,969 $ 508,969
Total Short-Term Securities — 2.7%
(Cost: $508,969) ................................ 508,969
Total Investments — 99.2%
(Cost: $21,929,117 ) .............................. 18,849,270
Other Assets Less Liabilities — 0.8% ................... 149,675
Net Assets — 100.0% .............................. $ 18,998,945
(a)
Non-income producing security.
(b)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $11,881, representing 0.06% of its net assets as of period end, and an original cost of $25,124.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Issuer filed for bankruptcy and/or is in default.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(g)
Perpetual security with no stated maturity date.
(h)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)
Convertible security.
(k)
Zero-coupon bond.
(l)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(m)
Annualized 7-day yield as of period end.
(n)
Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
Shares
Held at
09/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 352,402 $ 156,567
(a)
$ — $ — $ — $ 508,969 508,969 $ 5,349 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock High Yield Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
U.S. Treasury 10 Year Note ................................................... 3 12/20/22 $ 336 $ 16,277
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 404,000 USD 396,703 State Street Bank and Trust Co. 12/21/22 $ 1,746
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Lumen Technologies, Inc. 1.00 % Quarterly Barclays Bank plc 12/20/23 NR USD 8 $ (121) $ (150) $ 29
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Glossary of Terms Used in this Report
Currency Abbreviation
EUR Euro
USD United States Dollar
Portfolio Abbreviation
LIBOR London Interbank Offered Rate
OTC Over-the-counter
PIK Payment-In-Kind
SOFR Secured Overnight Financing Rate

BlackRock High Yield Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair
Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/
or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Building Products ....................................... $ 283 $ — $ — $ 283
Chemicals ............................................ 26,310 — — 26,310
Electrical Equipment ..................................... — 11,881 — 11,881
IT Services ........................................... 5,194 — — 5,194
Life Sciences Tools & Services .............................. 16,503 — — 16,503
Media ............................................... 5,110 — — 5,110
Metals & Mining ........................................ 18,627 — — 18,627
Oil, Gas & Consumable Fuels ............................... 56,593 — — 56,593
Road & Rail ........................................... 5,327 — — 5,327
Software ............................................. 14,089 — — 14,089
Corporate Bonds ........................................ — 17,887,344 — 17,887,344
Other Interests .......................................... — 518 — 518
Capital Trusts ........................................... — 292,522 — 292,522
Short-Term Securities
Money Market Funds ...................................... 508,969 — — 508,969
$ 657,005 $ 18,192,265 $ — $ 18,849,270
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 29 $ — $ 29
Foreign currency exchange contracts ............................ — 1,746 — 1,746
Interest rate contracts ....................................... 16,277 — — 16,277
$ 16,277 $ 1,775 $ — $ 18,052
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.